Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee last granted a stock option on April 8, 2025. The Company does not grant stock options or similar awards to Section 16 Insiders, most SVPs, and other Vice Presidents and above who directly report to the CEO in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. In addition, the Company does not grant stock options or similar awards during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of the Company’s stock on the date of grant. The Company grants annual retention stock options pursuant to the long-term incentive plan to certain employees during the March Compensation Committee meeting each year. The Company’s Co-CEOs also have the authority to grant stock options to newly-hired service providers pursuant to the Delegated Authority Grants.

The Company’s executive officers would not be permitted to choose the grant date for any stock option grants.

Award Timing Method	The Company grants annual retention stock options pursuant to the long-term incentive plan to certain employees during the March Compensation Committee meeting each year. The Company’s Co-CEOs also have the authority to grant stock options to newly-hired service providers pursuant to the Delegated Authority Grants.

The Company’s executive officers would not be permitted to choose the grant date for any stock option grants.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not grant stock options or similar awards to Section 16 Insiders, most SVPs, and other Vice Presidents and above who directly report to the CEO in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. In addition, the Company does not grant stock options or similar awards during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false